13. Segment Financial Information: Schedule of Segment Reporting Information, by Segment (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues
Segment Reporting, Finance Charges Earned	$ 140.0	$ 128.7	$ 119.4
Segment Reporting, Insurance Income	40.2	37.5	32.5
Segment Reporting, Other Income	6.1	7.3	9.6
Segment Reporting Information, Revenue for Reportable Segment, Total	186.3	173.5	161.5
Operating Costs and Expenses
Segment Reporting, Interest Cost	11.9	11.5	11.4
Segment Reporting, Provision for Loan Losses	28.8	24.9	21.8
Segment Reporting, Depreciation	2.6	2.5	2.3
Segment Reporting, Other Expenses	67.8	62.5	57.7
Segment Reporting, Total Expenses	111.1	101.4	93.2
Segment Reporting, Profit	75.2	72.1	68.3
ASSETS
Segment Reporting, Net Receivables	433.1	409.8	379.7
Segment Reporting, Cash	2.5	2.6	2.9
Segment Reporting, Net fixed assets	6.3	6.1	6.4
Segment Reporting, Other assets	0.3	0.3	0.4
Segment Reporting Information, Net Assets	442.2	418.8	389.4
Segment Reconciliation, Total revenues from reportable segments	186.3	173.5	161.6
Segment Reconciliation, Corporate finance charges earned not allocated to segments	0.1	0.2	(0.1)
Corporate investment income earned not allocated to segments	4.5	3.8	3.4
Segment Reconciliation, Timing difference of insurance income allocation to segments	7.8	8.1	7.7
Segment Reconciliation, Other revenues not allocated to segments	1.0	0.4	0.1
Segment Reconciliation, Consolidated Revenues	199.7	186.0	172.7
Net Income (Loss) Attributable to Parent
Segment Reconciliation, Total profit or loss for reportable segments	75.2	72.1	68.3
Segment Reconciliation, Corporate earnings not allocated	13.4	12.5	11.1
Segment Reconciliation, Corporate expenses not allocated	(51.1)	(46.2)	(42.8)
Segment Reconciliation, Income taxes not allocated	(4.2)	(4.0)	(3.9)
Segment Reconciliation, Consolidated Net Income	33.3	34.4	32.7
Segment Reconciliation, Total assets for reportable segments	442.2	418.8	389.4
Segment Reconciliation, Loans held at corporate level	1.9	1.9	1.9
Segment Reconciliation, Unearned insurance at corporate levelvel	(18.1)	(17.5)	(16.0)
Segment Reconciliation, Allowance for loan losses at corporate level	(28.6)	(24.7)	(22.0)
Segment Reconciliation, Cash and cash equivalents held at corporate level	13.4	24.8	30.0
Segment Reconciliation, Investment securities at corporate level	181.7	146.1	124.3
Segment Reconciliation, Fixed assets at corporate level	3.9	2.7	2.6
Segment Reconciliation, Other assets at corporate level	9.2	9.7	8.1
Segment Reconciliation, Consolidated Assets	605.6	561.8	518.3
Division I
Revenues
Segment Reporting, Finance Charges Earned	22.0	19.8	17.8
Segment Reporting, Insurance Income	4.1	3.6	3.2
Segment Reporting, Other Income	0.1	0.1	0.1
Segment Reporting Information, Revenue for Reportable Segment, Total	26.2	23.5	21.1
Operating Costs and Expenses
Segment Reporting, Interest Cost	1.5	1.4	1.4
Segment Reporting, Provision for Loan Losses	3.8	3.5	3.0
Segment Reporting, Depreciation	0.5	0.4	0.4
Segment Reporting, Other Expenses	11.1	10.0	9.1
Segment Reporting, Total Expenses	16.9	15.3	13.9
Segment Reporting, Profit	9.3	8.2	7.2
ASSETS
Segment Reporting, Net Receivables	56.4	51.9	46.8
Segment Reporting, Cash	0.3	0.3	0.3
Segment Reporting, Net fixed assets	1.2	1.3	1.3
Segment Reporting, Other assets	0	0	0
Segment Reporting Information, Net Assets	57.9	53.5	48.4
Division II
Revenues
Segment Reporting, Finance Charges Earned	31.5	28.6	26.7
Segment Reporting, Insurance Income	12.4	11.8	10.9
Segment Reporting, Other Income	1.6	2.1	2.0
Segment Reporting Information, Revenue for Reportable Segment, Total	45.5	42.5	39.6
Operating Costs and Expenses
Segment Reporting, Interest Cost	2.9	2.8	2.8
Segment Reporting, Provision for Loan Losses	6.2	5.2	4.8
Segment Reporting, Depreciation	0.6	0.6	0.5
Segment Reporting, Other Expenses	14.3	13.2	12.3
Segment Reporting, Total Expenses	24.0	21.8	20.4
Segment Reporting, Profit	21.5	20.7	19.2
ASSETS
Segment Reporting, Net Receivables	104.1	98.7	92.4
Segment Reporting, Cash	0.6	0.6	0.6
Segment Reporting, Net fixed assets	1.7	1.4	1.4
Segment Reporting, Other assets	0	0.1	0.1
Segment Reporting Information, Net Assets	106.4	100.7	94.5
Division III
Revenues
Segment Reporting, Finance Charges Earned	29.9	28.0	26.4
Segment Reporting, Insurance Income	11.2	10.7	10.2
Segment Reporting, Other Income	1.4	1.9	1.9
Segment Reporting Information, Revenue for Reportable Segment, Total	42.5	40.6	38.5
Operating Costs and Expenses
Segment Reporting, Interest Cost	2.8	2.8	2.8
Segment Reporting, Provision for Loan Losses	6.8	5.7	5.2
Segment Reporting, Depreciation	0.5	0.5	0.5
Segment Reporting, Other Expenses	14.5	13.8	13.0
Segment Reporting, Total Expenses	24.6	22.8	21.5
Segment Reporting, Profit	17.9	17.8	17.0
ASSETS
Segment Reporting, Net Receivables	96.9	95.7	90.5
Segment Reporting, Cash	0.6	0.7	0.8
Segment Reporting, Net fixed assets	1.1	0.9	1.2
Segment Reporting, Other assets	0	0	0
Segment Reporting Information, Net Assets	98.6	97.3	92.5
Division IV
Revenues
Segment Reporting, Finance Charges Earned	30.8	28.4	26.6
Segment Reporting, Insurance Income	6.2	5.5	2.8
Segment Reporting, Other Income	1.5	1.4	3.8
Segment Reporting Information, Revenue for Reportable Segment, Total	38.5	35.3	33.2
Operating Costs and Expenses
Segment Reporting, Interest Cost	2.7	2.6	2.6
Segment Reporting, Provision for Loan Losses	6.6	5.8	4.9
Segment Reporting, Depreciation	0.5	0.5	0.5
Segment Reporting, Other Expenses	14.0	12.8	11.6
Segment Reporting, Total Expenses	23.8	21.7	19.6
Segment Reporting, Profit	14.7	13.6	13.6
ASSETS
Segment Reporting, Net Receivables	101.3	94.5	87.9
Segment Reporting, Cash	0.5	0.5	0.6
Segment Reporting, Net fixed assets	1.1	1.3	1.3
Segment Reporting, Other assets	0.2	0.1	0.2
Segment Reporting Information, Net Assets	103.1	96.4	90.0
Division V
Revenues
Segment Reporting, Finance Charges Earned	25.8	23.9	21.9
Segment Reporting, Insurance Income	6.3	5.9	5.4
Segment Reporting, Other Income	1.5	1.8	1.8
Segment Reporting Information, Revenue for Reportable Segment, Total	33.6	31.6	29.1
Operating Costs and Expenses
Segment Reporting, Interest Cost	2.0	1.9	1.8
Segment Reporting, Provision for Loan Losses	5.4	4.7	3.9
Segment Reporting, Depreciation	0.5	0.5	0.4
Segment Reporting, Other Expenses	13.9	12.7	11.7
Segment Reporting, Total Expenses	21.8	19.8	17.8
Segment Reporting, Profit	11.8	11.8	11.3
ASSETS
Segment Reporting, Net Receivables	74.4	69.0	62.1
Segment Reporting, Cash	0.5	0.5	0.6
Segment Reporting, Net fixed assets	1.2	1.2	1.2
Segment Reporting, Other assets	0.1	0.2	0.1
Segment Reporting Information, Net Assets	$ 76.2	$ 70.9	$ 64.0